Intangible Assets and Goodwill, Net (Details) S/ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 PEN (S/)	Dec. 10, 2014 USD ($)
Intangible Assets and Goodwill, Net (Details) [Line Items]
Accumulated cost	S/ 123.8
Accumulated impairment	53.2
Decrease due to translation effect	13.5
Total estimated investment (in Dollars) | $			$ 435
Vial y Vives S.A.C [Member] | Trademark [Member]
Intangible Assets and Goodwill, Net (Details) [Line Items]
Trademarks acquired	42.0	S/ 47.4
Morelco S.A.S. [Member | Trademark [Member]
Intangible Assets and Goodwill, Net (Details) [Line Items]
Trademarks acquired	20.6	26.1
Vial y Vives - DSD [Member] | Trademark [Member]
Intangible Assets and Goodwill, Net (Details) [Line Items]
Accumulated impairment	24.6	S/ 22.1
Additional Impaired amount	S/ 2.5
Talara, Piura [Member] | UNNA Energia S.A. [Member] | Oil Lots Three [Member]
Intangible Assets and Goodwill, Net (Details) [Line Items]
Number of wells	230
Talara, Piura [Member] | UNNA Energia S.A. [Member] | Oil Lots Four [Member]
Intangible Assets and Goodwill, Net (Details) [Line Items]
Number of wells	330